Share capital - Disclosure of stock options granted (Details)																																			12 Months Ended
	Nov. 20, 2017 USD ($) shares	Nov. 20, 2017 CAD ($) shares	Oct. 25, 2017 USD ($) shares	Oct. 25, 2017 CAD ($) shares	Sep. 20, 2017 USD ($) shares	Sep. 20, 2017 CAD ($) shares	Jul. 05, 2017 USD ($) shares	Jul. 05, 2017 CAD ($) shares	Jun. 23, 2017 USD ($) shares	Jun. 23, 2017 CAD ($) shares	Apr. 26, 2017 USD ($) shares	Apr. 26, 2017 CAD ($) shares	Feb. 16, 2017 USD ($) shares	Feb. 16, 2017 CAD ($) shares	Feb. 09, 2017 USD ($) shares	Feb. 09, 2017 CAD ($) shares	Jan. 27, 2017 USD ($) shares	Jan. 27, 2017 CAD ($) shares	Jan. 20, 2017 USD ($) shares	Jan. 20, 2017 CAD ($) shares	Dec. 14, 2016 USD ($) shares	Dec. 14, 2016 CAD ($) shares	Jul. 21, 2016 USD ($) shares	Jul. 21, 2016 CAD ($) shares	Jul. 12, 2016 USD ($) shares	Jul. 12, 2016 CAD ($) shares	Jun. 17, 2016 USD ($) shares	Jun. 17, 2016 CAD ($) shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 CAD ($) shares	Mar. 30, 2016 USD ($) shares	Mar. 30, 2016 CAD ($) shares	Mar. 23, 2016 USD ($) shares	Mar. 23, 2016 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 CAD ($) shares
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share) | $																																			$ 5.44		$ 3.43
Number																																			2,729,000	1,470,000	1,470,000
Share options granted in share-based payment arrangement, vesting period																																			12 months
Share options granted in share-based payment arrangement, expiration period																																			10 years
New Director
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)									$ 6.40	$ 8.48									$ 2.74	$ 3.65	$ 2.78	$ 3.65
Number									50,000	50,000									10,000	10,000	10,000	10,000
Employees
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)											$ 6.95	$ 9.45			$ 3.20	$ 4.21	$ 3.02	$ 3.96											$ 3.02	$ 3.91
Number											183,000	183,000			89,000	89,000	25,000	25,000											40,000	40,000
Chief Executive Officer
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)															$ 3.20	$ 4.21
Number															1,050,000	1,050,000
Share options granted in share-based payment arrangement, vesting period percentage																																			25.00%
Chief Executive Officer | Tranche two
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, expiration period																																			36 months
Officer
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)											$ 6.95	$ 9.45			$ 3.20	$ 4.21							$ 3.03	$ 3.95	$ 3.05	$ 4.00	$ 2.48	$ 3.20	$ 2.90	$ 3.76	$ 3.02	$ 3.91
Number											50,000	50,000			747,000	747,000							40,000	40,000	100,000	100,000	1,000,000	1,000,000	40,000	40,000	180,000	180,000
Directors
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)											$ 6.95	$ 9.45	$ 3.62	$ 4.73																			$ 3.00	$ 3.96
Number											100,000	100,000	50,000	50,000																			60,000	60,000
New Officer
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)							$ 6.24	$ 8.10
Number							280,000	280,000
New Employees
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)	$ 5.13	$ 6.56	$ 5.72	$ 7.30	$ 6.19	$ 7.59
Number	30,000	30,000	5,000	5,000	60,000	60,000
Directors, officers and employees
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, vesting period																																				12 months
Share options granted in share-based payment arrangement, expiration period																																				5 years
Officers and new director
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, vesting period																																				36 months
Share options granted in share-based payment arrangement, expiration period																																				5 years
Officers and employees
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, vesting period																																			36 months
Share options granted in share-based payment arrangement, expiration period																																			10 years
New officer, new employees and directors | Tranche one [Member]
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, vesting period																																			12 months
Share options granted in share-based payment arrangement, vesting period percentage																																			33.00%
New officer, new employees and directors | Tranche two
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, vesting period																																			24 months
Share options granted in share-based payment arrangement, vesting period percentage																																			2.78%